FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Convertible promissory notes	Convertible promissory notes
Fair Value, Recurring | Level 1
Assets:
Cash and cash equivalents	$ 28,843	$ 710
Short-term investments		0
Total	28,843	710
Liabilities:
Derivative liabilities at fair value	0	0
Warrants liability	0	0
Total	0	0
Fair Value, Recurring | Level 1 | Bank deposits
Assets:
Short-term investments		0
Fair Value, Recurring | Level 1 | Money market fund
Assets:
Cash and cash equivalents	28,843	710
Fair Value, Recurring | Level 2
Assets:
Cash and cash equivalents	0	0
Short-term investments		44,395
Total	0	44,395
Liabilities:
Derivative liabilities at fair value	0	0
Warrants liability	32,140	0
Total	32,140	0
Fair Value, Recurring | Level 2 | Bank deposits
Assets:
Short-term investments		44,395
Fair Value, Recurring | Level 2 | Money market fund
Assets:
Cash and cash equivalents	0	0
Fair Value, Recurring | Level 3
Assets:
Cash and cash equivalents	0	0
Short-term investments		0
Total	0	0
Liabilities:
Derivative liabilities at fair value	12,875	4,126
Warrants liability	9,010	3,400
Total	21,885	7,526
Fair Value, Recurring | Level 3 | Bank deposits
Assets:
Short-term investments		0
Fair Value, Recurring | Level 3 | Money market fund
Assets:
Cash and cash equivalents	$ 0	$ 0